Income Taxes - Domestic and foreign components of income (loss) before provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Domestic	$ (19,910)	$ (30,559)
Foreign	(2,018)	4,268
Loss before provision for income taxes	$ (21,928)	$ (26,291)